Putnam
High Income
Convertible and
Bond Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

2-29-00


[SCALE LOGO OMITTED]


From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

During the six months ended February 29, 2000, Putnam High Income Convertible and Bond Fund provided a total return of 7.83% at net asset value. This result outperformed the Merrill Lynch High Yield Convertible Index, which had a total return of -3.33% for the same period. Because of the fund's objective of seeking high income, this index, a subindex of the broader Merrill Lynch All-Convertible Index, is a more appropriate indicator for this fund. The broader Merrill Lynch All-Convertible Index had a total return of 41.00% during the period. The strong return of the broader index reflected the impact of soaring valuations in the technology and telecommunications sectors, which have become heavy weightings and important components of the convertible bond market as a whole.

Total return for 6 months ended 2/29/00

              NAV                Market price
----------------------------------------------------------------------
             7.83%                 -17.47%
----------------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods begins on page 7.

* FUND REMAINS FOCUSED ON YIELD

Your fund differs from many other convertible bond funds in that its objective is high income whereas more traditional convertible bond funds typically seek total return. Since Forrest Fontana and Rosemary Thomsen, the fund's managers, are looking for the highest income possible, they invest in convertible bonds of companies that are out of favor in the market or have had significant price declines for a specific reason.

The low prices of these securities often translate into much higher yields. For example, a typical convertible bond might have a yield of 4%, while many of the bonds in this fund carry yields of 10% to 12%. These out-of-favor securities may have a higher credit risk and can be more sensitive to interest-rate movements than a typical convertible bond. To manage these risks, the team researches the issuing companies thoroughly before investing and employs a strict sell discipline in an effort to limit potential price declines.

* RISING RATES AFFECTED PERFORMANCE

Because of its focus on income, the fund was affected by many of the factors that influenced high-yield bonds and the bond market in general during the period. Rising interest rates, uncertainty about the economy, and an increase in market volatility had a negative impact on the fund's holdings. In an environment in which high-yield bonds outperformed the bond market as a whole, however, the fund's high-yield holdings outperformed the sector average, as measured by the First Boston High Yield Index.


[GRAPHIC OMITTED: TOP FIVE CONVERTIBLE BOND HOLDINGS]

TOP FIVE CONVERTIBLE BOND HOLDINGS*

Credence Systems Corp.
cv. sub. notes 5.25%, 2002
Semiconductors

Aspen Technology, Inc.
cv. sub. deb. 5.25%, 2005
Computer service and software

Rogers Communications
cv. deb. 2.00%, 2005
Telecommunications

Arbor Software Corp.
cv. sub. notes 4.50%, 2005
Computer service and software

Cirrus Logic, Inc.
cv. sub. notes 6.00%, 2003
Electronics


[GRAPHIC OMITTED: TOP FIVE CORPORATE HIGH-YIELD BOND HOLDINGS]

TOP FIVE CORPORATE HIGH-YIELD BOND HOLDINGS*

Midland Funding II Corp.
deb. Ser. A, 11.75%, 2005
Electric utilities

Nextel Communications, Inc.
senior notes 9.375%, 2009
Cellular communications

Benedek Communications Corp.
stepped-coupon zero %, 2006
Broadcasting

Global Crossing Holdings, Ltd.
company guaranty 9.625%, 2008
Telecommunications

Calpine Corp.
senior notes 7.75%, 2009
Electric utilities

Footnote reads:
*These combined holdings represent 13.0% of the fund's net assets as of 2/29/00. Portfolio holdings will vary over time.


The period was characterized by generally narrowing spreads, that is, the difference between the yields on Treasury bonds and high-yield bonds, and by continued strong economic growth with low inflation. The fund's high-yield holdings performed well primarily because of the fund's bias toward lower-rated securities and its overweight positions in the telecommunications and, to a lesser extent, energy sectors. The health-care sector experienced significant upheaval as a result of major cutbacks in Medicare reimbursements. Bonds of nursing home providers, in particular, were hit hard by this industry-wide event. However, the fund's health-care weighting was relatively small, so the damage to performance was not significant.


[GRAPHIC OMITTED: horizontal bar chart PORTFOLIO COMPOSITION (2/29/00)]

PORTFOLIO COMPOSITION (2/29/00)*

Convertible
securities                  63.3%

Corporate
high-yield bonds            33.6%

Preferred stocks             1.9%

Common stocks,
including warrants           1.0%

Other                        0.2%

Footnote reads:
*Based on total market value of investments. Composition will vary over time.


The telecommunications industry has experienced tremendous growth in the past several years, and high-yield bonds have financed much of this growth. The fund's telecom holdings include Covad Communications Group, a high-speed Internet and network access provider. Covad's services are provided over standard copper telephone lines, and its customers include Cisco Systems, Oracle, and Stanford University. A second telecommunications holding is IPC Information Systems, which provides equipment and services to facilitate securities trading for financial institutions.

* VALUE OPPORTUNITIES FOUND IN SEVERAL SECTORS

In the past six months, Rosemary and Forrest have added to the fund's technology sector by increasing holdings of Aspen Technology, which provides software solutions to the high- technology industry. Aspen benefited from strength in the software sector in the latter part of 1999 as companies updated their systems to prepare for Y2K. While this holding, as well as others discussed in this report, was viewed favorably at the end of the period, all are subject to review and adjustment in accordance with the fund's investment strategy and may well vary in the future.

The managers also purchased bonds issued by Benchmark Electronics, a contract manufacturer for several industries including medical devices, communications, and computers. This company did not meet quarterly earnings expectations last fall, and its bonds fell in price from $100 to $65. Having followed the company for some time, the managers believed it was fundamentally sound and took advantage of the short-lived price decline. The bonds are now trading back near par.

Finally, in the struggling health-care sector, Rosemary and Forrest found value in Omnicare, Inc., an operator of long-term health-care institutions such as skilled nursing facilities and assisted living communities. Despite the difficulties that the health-care industry experienced in 1999, the team has successfully identified attractively priced, high-yielding bonds from companies like Omnicare that have strong balance sheets and good cash flow.

In the retail, consumer products, and automotive sectors, the fund holds several high-yielding convertible bonds. These include Michaels Stores, a retailer of handcrafted products; J. Baker, an apparel retailer that sells uniforms and distributes men's clothing through its Casual Male outlets; and Whole Foods, an owner of health-food stores. Another holding is Tower Automotive, which designs and manufactures structural components, suspension components, and engineered assemblies for the automotive industry.

* SELLING DISCIPLINE IMPORTANT FOR CONVERTIBLES IN VOLATILE, BIFURCATED MARKET

The convertible bond market has become extremely volatile, in part because of the sky-high valuations of "new economy" companies, which include Internet builders, dot-com companies, and telecommunications firms. As a result, your fund's selling discipline has become even more important. If the price of a holding is declining rapidly and the prospects are not good for a turnaround, it will be sold to preserve shareholder value. On the other hand, when certain sectors are performing well, like technology and telecommunications, positions will be maintained as long as the companies continue to perform.

The outlook for high-income, deep-value convertibles and high-yield bonds will depend largely on what happens with inflation and the economy. The team's current analysis suggests that the U.S. economy should continue to show solid but moderating growth in the coming year and this scenario would be favorable for high-yield bonds. The management team anticipates that yields in the bond market will remain relatively stable, given that the market has already discounted one or two more interest-rate increases before the end of June. A key factor will be inflation, which is beginning to show signs of increasing. The rise in oil prices and the tight U.S. labor markets have become a concern, but strong productivity growth and global competition have thus far kept inflation at bay.

* UPCOMING TRANSITION

This is my last letter to you and other Putnam High Income Convertible and Bond Fund shareholders. After more than 30 years as Chairman of the Trustees and President of the Putnam Funds, the time has come for me to step aside. In June, John Hill will become Chairman. John is currently an independent Trustee and has served on the Board for the past 14 years. In addition, my son, George Putnam, III, will take on the role of President. I am confident that the leadership of the funds will be in exceptionally strong hands. I will become Chairman Emeritus, remain a shareholder, and stay in close touch with the funds.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
April 19, 2000

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 2/29/00, there is no guarantee the fund will continue to hold these securities in the future. The lower credit ratings of high-yield bonds reflect a greater possibility that adverse changes in the economy or poor performance by the issuers of these bonds may affect the issuer's ability to pay principal and interest.


Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam High Income Convertible and Bond Fund is designed for investors seeking high current income through an aggressive portfolio of high-yielding convertible and debt securities with potential for capital appreciation.


TOTAL RETURN FOR PERIODS ENDED 2/29/00

                                        Merrill Lynch   First Boston
                              Market   All-Convertible   High-Yield
                     NAV      price         Index*       Bond Index
--------------------------------------------------------------------------
6 months            7.83%    -17.47%        41.00%         1.52%
--------------------------------------------------------------------------
1 year             13.46     -15.07         56.21          2.76
--------------------------------------------------------------------------
5 years            59.45      19.23        178.90         49.45
Annual average      9.78       3.58         22.76          8.36
--------------------------------------------------------------------------
10 years          237.84     206.23        394.62        202.07
Annual average     12.95      11.84         17.33         11.69
--------------------------------------------------------------------------
Life of fund
(since 7/9/87)    254.26     168.96            --        232.53
Annual average     10.52       8.14            --          9.95
--------------------------------------------------------------------------

Past performance is no guarantee of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns, net asset value and market price will fluctuate so that an investor's shares when sold may be worth more or less than their original cost.

*Index began on 12/31/87.


PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 2/29/00

-------------------------------------------------------------------------
Distributions (common shares)
-------------------------------------------------------------------------
Number                                     6
-------------------------------------------------------------------------
Income                                  $0.426
-------------------------------------------------------------------------
 Total                                  $0.426
-------------------------------------------------------------------------
Share value                       NAV             Market price
-------------------------------------------------------------------------
8/31/99                          $8.32               $8.813
-------------------------------------------------------------------------
2/29/00                           8.48                6.875
-------------------------------------------------------------------------
Current return (end of period)
-------------------------------------------------------------------------
Current dividend rate1           10.05%              12.39%
-------------------------------------------------------------------------

1 Income portion of most recent distribution, annualized and divided by NAV or market price at end of period.


TOTAL RETURN FOR PERIODS ENDED 3/31/00 (most recent calendar quarter)

                                           Market
                             NAV           price
--------------------------------------------------------------------------
6 months                     5.92%         -6.48%
--------------------------------------------------------------------------
1 year                      11.08          -9.46
--------------------------------------------------------------------------
5 years                     52.97          26.02
Annual average               8.87           4.73
--------------------------------------------------------------------------
10 years                   228.94         220.47
Annual average              12.64          12.35
--------------------------------------------------------------------------
Life of fund               246.78         179.07
Annual average              10.26           8.40
--------------------------------------------------------------------------

Past performance is no guarantee of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns, net asset value and market price will fluctuate so that an investor's shares when sold may be worth more or less than their original cost.


Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding common shares.

Market price is the current trading price of one share of the fund. Market prices are set by transactions between buyers and sellers on the New York Stock Exchange.


Comparative benchmarks

Merrill Lynch All-Convertible Index* is an unmanaged list of convertible securities commonly used as a measure of performance for the convertible market.

Merrill Lynch High Yield Convertible Index* is a sub-index of the Merrill Lynch All-Convertible Index and is an unmanaged list of high yield convertible securities that measures performance for high-yield convertible securities. The index's inception was 12/98.

First Boston High-Yield Bond Index* is a market-weighted index including publicly traded bonds having a rating below BBB by Standard & Poor's and Moody's. The average quality of bonds included in the index may be lower than the average quality of the bonds in which the fund customarily invests.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take into account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.


A guide to the financial statements

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.




The fund's portfolio
February 29, 2000 (Unaudited)

CONVERTIBLE BONDS AND NOTES (48.9%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
Aerospace and Defense (1.6%)
--------------------------------------------------------------------------------------------------------------------------
     $    1,500,000  Kellstrom Industries, Inc. cv. sub. notes 5 1/2s, 2003                                 $      813,750
            750,000  Orbital Sciences Corp. cv. sub. notes 5s, 2002                                                636,563
            500,000  SPACEHAB, Inc. 144A cv. sub. notes 8s, 2007                                                   368,125
                                                                                                            --------------
                                                                                                                 1,818,438

Automotive (1.6%)
--------------------------------------------------------------------------------------------------------------------------
          1,500,000  Mascotech, Inc. cv. sub. deb. 4 1/2s, 2003                                                  1,132,500
          1,000,000  Tower Automotive, Inc. cv. sub. notes 5s, 2004                                                756,250
                                                                                                            --------------
                                                                                                                 1,888,750

Biotechnology (0.8%)
--------------------------------------------------------------------------------------------------------------------------
            700,000  Aviron cv. sub. notes 5 3/4s, 2005                                                            980,000

Computers Services and Software (10.7%)
--------------------------------------------------------------------------------------------------------------------------
            500,000  Adaptec, Inc. cv. sub. notes 4 3/4s, 2004                                                     487,500
          2,250,000  Arbor Software Corp. cv. sub. notes 4 1/2s, 2005                                            2,292,188
          2,500,000  Aspen Technology, Inc. cv. sub. deb. 5 1/4s, 2005                                           2,553,125
          4,500,000  Network Associates, Inc. cv. sub deb. zero %, 2018                                          1,681,875
          1,750,000  Quantum Corp. cv. sub. deb. 7s, 2004                                                        1,361,727
          1,000,000  Silicon Graphics Corp. cv. sr. notes 5 1/4s, 2004                                             746,250
          1,500,000  System Software Associates, Inc. cv. sub. notes 7s, 2002                                      495,000
          1,500,000  Telxon Corp. cv. sub. notes 5 3/4s, 2003                                                    1,464,375
            750,000  Wind River Systems, Inc. cv. sub. notes 5s, 2002                                            1,348,125
                                                                                                            --------------
                                                                                                                12,430,165

Electrical Equipment (0.9%)
--------------------------------------------------------------------------------------------------------------------------
          1,250,000  Mark IV Industries, Inc. cv. sub. notes 4 3/4s, 2004                                        1,043,750

Electronics (9.5%)
--------------------------------------------------------------------------------------------------------------------------
            600,000  Advanced Micro Devices, Inc. cv. sub. notes 6s, 2005                                          725,250
          1,500,000  Benchmark Electronics, Inc. 144A cv. sub. notes 6s, 2006                                    1,425,000
          2,250,000  Cirrus Logic, Inc. cv. sub notes 6s, 2003                                                   2,261,250
          1,000,000  Integrated Device Technology, Inc. cv. sub. notes
                       5 1/2s, 2002                                                                              1,303,750
          1,400,000  Kent Electronics Corp. cv. sub. notes 4 1/2s, 2004                                          1,291,500
          1,000,000  Lam Research Corp. cv. sub. notes 5s, 2002                                                  1,808,750
          1,250,000  Park Electrochemical Corp. cv. sub. notes 5 1/2s, 2006                                      1,034,375
          1,250,000  S3, Inc. 144A cv. sub. notes 5 3/4s, 2003                                                   1,234,375
                                                                                                            --------------
                                                                                                                11,084,250

Energy (0.6%)
--------------------------------------------------------------------------------------------------------------------------
          2,000,000  Pride International, Inc. cv. sub. deb. zero %, 2018                                          672,500

Environmental Control (3.4%)
--------------------------------------------------------------------------------------------------------------------------
          1,914,000  OHM Corp. cv. sub. deb. 8s, 2006                                                            1,674,750
          1,250,000  Waste Management, Inc. cv. sub. notes 4s, 2002                                              1,107,813
          1,300,000  Weston (Roy F.), Inc. cv. deb. 7s, 2002                                                     1,131,000
                                                                                                            --------------
                                                                                                                 3,913,563

Health Care Services (1.5%)
--------------------------------------------------------------------------------------------------------------------------
          2,500,000  Omnicare, Inc. cv. bonds 5s, 2007                                                           1,725,000

Metals and Mining (2.1%)
--------------------------------------------------------------------------------------------------------------------------
          2,000,000  Homestake Mining Co. 144A cv. sub. 5 1/2s, 2000                                             1,975,000
            500,000  Inco Ltd. cv. deb. 7 3/4s, 2016                                                               423,750
                                                                                                            --------------
                                                                                                                 2,398,750

Paper & Forest Products (1.4%)
--------------------------------------------------------------------------------------------------------------------------
          2,000,000  Stone Container Corp. cv. sub. deb. 6 3/4s, 2007                                            1,617,500

Pharmaceuticals (1.4%)
--------------------------------------------------------------------------------------------------------------------------
          2,000,000  Duramed Pharmaceuticals, Inc. cv. sub. notes 3 1/2s, 2002                                   1,652,500

REIT (Real Estate Investment Trust) (1.0%)
--------------------------------------------------------------------------------------------------------------------------
          1,350,000  Malan Realty Investors cv. sub. notes 9 1/2s, 2004                                          1,179,563

Retail (4.3%)
--------------------------------------------------------------------------------------------------------------------------
          1,500,000  Baker (J.), Inc. cv. deb. 7s, 2002                                                          1,160,625
            400,000  Cybernet Internet Service 144A cv. sr. disc. notes
                       stepped-coupon zero % (13s, 8/15/04), 2009 (STP)                                            208,000
            500,000  Michaels Stores, Inc. cv. sub. notes 6 3/4s, 2003                                             463,125
          3,500,000  Rite Aid Corp. cv. sub. notes 5 1/4s, 2002                                                  1,732,500
          1,250,000  Sunglass Hut International, Inc. cv. sub. notes
                       5 1/4s, 2003                                                                                967,188
          1,500,000  Whole Foods Market, Inc. cv. sub. deb. zero %, 2018                                           519,375
                                                                                                            --------------
                                                                                                                 5,050,813

Semiconductor (2.3%)
--------------------------------------------------------------------------------------------------------------------------
          1,350,000  Credence Systems Corp. cv. sub. notes 5 1/4s, 2002                                          2,620,688

Telecommunications (4.9%)
--------------------------------------------------------------------------------------------------------------------------
          1,600,000  Cellstar Corp. cv. sub notes 5s, 2002                                                       1,232,000
          2,000,000  Rogers Communications cv. deb. 2s, 2005                                                     2,350,000
          2,000,000  World Access, Inc. cv. sub. notes 4 1/2s, 2002                                              1,647,500
            500,000  World Access, Inc. 144A Inc. cv. sub. notes 4 1/2s, 2002                                      411,875
                                                                                                            --------------
                                                                                                                 5,641,375

Tobacco (0.9%)
--------------------------------------------------------------------------------------------------------------------------
          2,300,000  Standard Commercial Corp. cv. sub. deb. 7 1/4s, 2007                                        1,069,500
                                                                                                            --------------
                     Total Convertible Bonds and Notes (cost $53,580,720)                                   $   56,787,105

CORPORATE BONDS AND NOTES (33.4%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE

Advertising (0.1%)
--------------------------------------------------------------------------------------------------------------------------
     $       90,000  Adams Outdoor Advertising sr. notes 10 3/4s, 2006                                      $       93,375

Aerospace and Defense (0.3%)
--------------------------------------------------------------------------------------------------------------------------
             50,000  Argo-Tech Corp. company guaranty 8 5/8s, 2007                                                  41,000
             54,000  Aviation Sales Co. company guaranty 8 1/8s, 2008                                               35,910
             70,000  BE Aerospace, Inc. sr. sub. notes 9 1/2s, 2008                                                 64,400
             70,000  BE Aerospace, Inc. sr. sub. notes Ser. B, 8s, 2008                                             59,500
             40,000  Decrane Aircraft Holdings company guaranty
                       Ser. B, 12s, 2008                                                                            36,400
            100,000  Sequa Corp. med. term notes 10s, 2001                                                         101,314
                                                                                                            --------------
                                                                                                                   338,524

Agriculture (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            432,037  Premium Standard Farms, Inc. sr. sec. notes 11s, 2003 (PIK)                                   393,154

Airlines (0.7%)
--------------------------------------------------------------------------------------------------------------------------
            100,000  Airbus Industries 144A notes 12.266s, 2020                                                    102,190
             80,000  Calair LLC 144A company guaranty 8 1/8s, 2008                                                  68,900
            140,000  Canadian Airlines Corp. secd. notes 10s, 2005 (In default)
                       (Canada) (NON)                                                                              113,400
             50,000  Trans World Airlines, Inc. sr. notes 11 1/2s, 2004                                             31,750
             40,000  Trans World Airlines, Inc. sr. notes 11 3/8s, 2006                                             15,900
            100,000  United Pan-Europe N.V. 144A 10 7/8s, 2009
                       (Netherlands)                                                                                97,500
            320,000  United Pan-Europe N.V. 144A zero %, 2010
                       (Netherlands)                                                                               169,600
            280,000  United Pan-Europe N.V. 144A zero %, 2009
                       (Netherlands)                                                                               156,100
                                                                                                            --------------
                                                                                                                   755,340

Apparel (0.1%)
--------------------------------------------------------------------------------------------------------------------------
             70,000  William Carter Holdings Co. sr. sub. notes Ser. A,
                       12s, 2008                                                                                    65,100

Automotive (0.7%)
--------------------------------------------------------------------------------------------------------------------------
             80,000  Dura Operating Corp. company guaranty Ser. B,
                       9s, 2009                                                                                     75,200
            180,000  Federal Mogul Corp. notes 7 1/2s, 2009                                                        156,118
             70,000  Motors and Gears, Inc. sr. notes Ser. D, 10 3/4s, 2006                                         68,950
            190,000  Navistar International Corp. sr. notes Ser. B, 8s, 2008                                       175,750
            250,000  Oxford Automotive, Inc. company guaranty Ser. D,
                       10 1/8s, 2007                                                                               235,000
             15,000  San Luis Corp. S.A. de CV sr. notes 8 7/8s, 2008 (Mexico)                                      13,650
             60,000  Transportation Manufacturing Operations, Inc.
                       company guaranty 11 1/4s, 2009                                                               60,150
                                                                                                            --------------
                                                                                                                   784,818

Automotive Parts (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            262,000  Aftermarket Technology Corp. sr. sub. notes 12s, 2004                                         263,310
             90,000  Hayes Lemmerz International, Inc. company guaranty
                       Ser. B, 8 1/4s, 2008                                                                         79,425
             50,000  Hayes Wheels International, Inc. company guaranty
                       Ser. B, 9 1/8s, 2007                                                                         48,125
            180,000  Talon Automotive Group sr. sub. notes Ser. B,
                       9 5/8s, 2008                                                                                 93,600
                                                                                                            --------------
                                                                                                                   484,460

Banks (0.5%)
--------------------------------------------------------------------------------------------------------------------------
             75,000  Chevy Chase Savings Bank Inc. sub. deb. 9 1/4s, 2008                                           70,125
            135,000  Hanvit Bank 144A sub. notes 11 3/4s, 2010 (Korea)                                             136,013
             25,000  Ocwen Capital Trust I company guaranty
                       10 7/8s, 2027                                                                                16,250
             80,000  Ocwen Federal Bank FSB sub. deb. 12s, 2005                                                     75,200
             50,000  Ocwen Financial Corp. notes 11 7/8s, 2003                                                      46,000
             75,000  Provident Capital Trust company guaranty 8.6s, 2026                                            70,339
             45,000  Riggs Capital Trust 144A bonds 8 5/8s, 2026                                                    40,051
             80,000  Sovereign Bancorp Inc. sr. notes 10 1/2s, 2006                                                 80,000
             65,000  Sovereign Capital Trust company guaranty 9s, 2027                                              48,046
             55,000  Webster Capital Trust I 144A bonds 9.36s, 2027                                                 52,245
                                                                                                            --------------
                                                                                                                   634,269

Basic Industrial Products (0.2%)
--------------------------------------------------------------------------------------------------------------------------
             80,000  Azurix Corp. 144A notes 10 3/8s, 2007                                                          80,600
            330,000  Grove Holdings LLC deb. stepped-coupon zero %
                       (11 5/8s, 5/1/03), 2009 (STP)                                                                33,000
             55,000  Paragon Corp. Holdings, Inc. company guaranty
                       Ser. B, 9 5/8s, 2008                                                                         19,250
             50,000  Roller Bearing Co. company guaranty Ser. B,
                       9 5/8s, 2007                                                                                 45,750
                                                                                                            --------------
                                                                                                                   178,600

Broadcasting (2.2%)
--------------------------------------------------------------------------------------------------------------------------
            170,000  Allbritton Communications Co. sr. sub. notes
                       Ser. B, 8 7/8s, 2008                                                                        158,950
            103,300  AMFM Operating, Inc. deb. 12 5/8s, 2006 (PIK)                                                 117,246
            600,000  Benedek Communications Corp. sr. disc. notes
                       stepped-coupon zero % (13 1/4s, 5/15/01), 2006 (STP)                                        552,750
            215,000  Capstar Broadcasting sr. disc. notes stepped-coupon
                       zero % (12 3/4s, 2/1/02), 2009 (STP)                                                        189,200
             75,800  Capstar Broadcasting sub. deb. 12s, 2009 (PIK)                                                 85,654
            215,000  Capstar Broadcasting sr. sub. notes 9 1/4s, 2007                                              217,150
             75,000  Central European Media Enterprises Ltd. sr. notes
                       9 3/8s, 2004 (Bermuda)                                                                       30,750
             90,220  Citadel Broadcasting, Inc. sr. sub. notes 10 1/4s, 2007                                        91,799
             10,000  Citadel Broadcasting, Inc. company guaranty 9 1/4s, 2008                                        9,625
             40,000  Fox Family Worldwide, Inc. sr. disc. notes stepped-coupon
                       zero % (10 1/4s, 11/1/02), 2007 (STP)                                                        25,400
            125,000  Fox Family Worldwide, Inc. sr. notes 9 1/4s, 2007                                             113,125
             80,000  Fox/Liberty Networks LLC sr. notes 8 7/8s, 2007                                                81,200
             80,000  Granite Broadcasting Corp. sr. sub. notes 8 7/8s, 2008                                         72,000
            250,000  Heritage Media Services Corp. sr. sub. notes 8 3/4s, 2006                                     251,875
             50,000  LIN Television Corp. company guaranty 8 3/8s, 2008                                             44,500
             30,000  Pegasus Communications Corp. sr. notes Ser. B,
                       9 3/4s, 2006                                                                                 29,100
            110,000  Radio One, Inc. company guaranty Ser. B, stepped-coupon
                       7s, (12s, 5/15/00), 2004 (STP)                                                              117,700
             50,000  RBS Participacoes S.A. 144A company guaranty
                       11s, 2007 (Brazil)                                                                           43,000
             80,000  SFX Entertainment Inc. company guaranty 9 1/8s, 2008                                           82,000
            150,000  Spanish Broadcasting Systems sr. sub notes 9 5/8s, 2009                                       147,750
             50,000  TV Azteca Holdings S.A. de C.V. sr. notes 11s, 2002
                       (Mexico)                                                                                     47,750
             60,000  TV Azteca S.A. de C.V. sr. notes 10 1/2s, 2007 (Mexico)                                        55,200
             25,000  TV Azteca S.A. de C.V. sr. notes Ser. A, 10 1/8s, 2004
                       (Mexico)                                                                                     23,438
                                                                                                            --------------
                                                                                                                 2,587,162

Building and Construction (0.4%)
--------------------------------------------------------------------------------------------------------------------------
             55,000  American Architectural Products Corp. company
                       guaranty 11 3/4s, 2007                                                                       13,750
            160,000  D.R. Horton, Inc. company guaranty 8s, 2009                                                   141,200
            190,000  GS Superhighway Holdings sr. notes 9 7/8s,
                       2004 (China)                                                                                134,900
             60,000  NCI Building Systems Inc. sr. sub. notes Ser. B,
                       9 1/4s, 2009                                                                                 57,000
             80,000  Toll Corp. company guaranty 8 1/8s, 2009                                                       73,000
                                                                                                            --------------
                                                                                                                   419,850

Building Products (0.2%)
--------------------------------------------------------------------------------------------------------------------------
             30,000  Atrium Companies, Inc. company guaranty Ser. B,
                       10 1/2s, 2009                                                                                28,725
             90,000  Building Materials Corp. company guaranty 8s, 2008                                             78,300
            150,000  Consumers International 144A sr. notes 10 1/4s,
                       2005 (Canada)                                                                               106,500
                                                                                                            --------------
                                                                                                                   213,525

Business Equipment and Services (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            110,000  Iron Mountain, Inc. company guaranty 8 3/4s, 2009                                              98,450
             50,000  Outsourcing Solutions, Inc. sr. sub. notes Ser. B, 11s, 2006                                   44,500
             30,000  U.S. Office Products Co. company guaranty 9 3/4s, 2008                                         11,700
                                                                                                            --------------
                                                                                                                   154,650

Cable Television (1.7%)
--------------------------------------------------------------------------------------------------------------------------
            240,000  Acme Television sr. disc. notes stepped-coupon zero %
                       (10 7/8s, 9/30/00), 2004 (STP)                                                              220,800
             80,000  Adelphia Communications Corp. sr. notes 7 7/8s, 2009                                           69,200
              2,044  Australis Media, Ltd. sr. disc. notes stepped-coupon zero %
                       (15 3/4s 5/15/00), 2003 (In default) (Australia) (NON) (STP) (PIK)                                1
            180,000  Century Communications Corp. sr. notes 8 7/8s, 2007                                           167,850
            220,000  Charter Communications Holdings LLC sr. disc. notes
                       stepped-coupon zero % (9.92s, 4/1/04), 2011 (STP)                                           126,500
            200,000  Charter Communications Holdings LLC sr. notes
                       8 5/8s, 2009                                                                                182,000
            100,000  Classic Cable, Inc. 144A sr. sub. notes 10 1/2s, 2010                                         100,125
            120,000  CSC Holdings, Inc. sr. sub. deb. 9 7/8s, 2013                                                 123,900
             30,000  CSC Holdings, Inc. deb. 7 7/8s, 2018                                                           28,139
            215,000  Diamond Cable Communication Co. sr. disc. notes
                       stepped-coupon zero % (10 3/4s, 2/15/02), 2007
                       (United Kingdom) (STP)                                                                      170,388
             45,000  Lamar Media Corp. company guaranty 9 5/8s, 2006                                                45,112
            100,000  Lamar Media Corp. sr. sub. notes 9 1/4s, 2007                                                  99,000
             55,000  Lamar Media Corp. company guaranty 8 5/8s, 2007                                                52,800
            210,000  NTL, Inc. sr. notes Ser. B, 10s, 2007 (United Kingdom)                                        209,475
            300,000  TeleWest Communications PLC 144A sr. notes
                       9 7/8s, 2010 (United Kingdom)                                                               300,000
             60,000  TeleWest Communications PLC 144A sr. disc. notes
                       stepped-coupon zero % (9 1/4, 4/15/04) 2009
                       (United Kingdom) (STP)                                                                       35,400
                                                                                                            --------------
                                                                                                                 1,930,690

Cellular Communications (1.7%)
--------------------------------------------------------------------------------------------------------------------------
            110,000  Call-Net Enterprises, Inc. sr. disc. notes stepped-coupon
                       zero % (10.8s, 5/15/04), 2009 (Canada) (STP)                                                 50,600
            170,000  Call-Net Enterprises, Inc. sr. disc. notes stepped-coupon
                       zero % (9.27s, 8/15/02), 2007 (Canada) (STP)                                                100,300
            220,000  Celcaribe S.A. sr. notes stepped-coupon zero %
                       (13 1/2s, 3/15/04), 2004 (Colombia) (STP)                                                   192,500
            391,000  CellNet Data Systems, Inc. sr. disc. notes stepped-coupon
                       zero % (14s, 10/1/02), 2007 (STP)                                                            46,920
            105,000  Conecel Holdings 144A notes Ser. A, 14s, 2000 (In default)
                       (United Kingdom) (NON)                                                                       26,250
            160,000  McCaw International Ltd sr. disc. notes stepped-coupon
                       zero % (13s, 4/15/02), 2007 (STP)                                                           115,600
            250,000  Millicom International Cellular S.A. sr. disc. notes stepped-coupon zero % (13 1/2s, 6/1/01), 2006
                       (Luxembourg) (STP)                                                                          215,625
            330,000  NEXTEL Communications, Inc. sr. disc. notes
                       stepped-coupon zero % (12 1/8s, 4/15/03), 2008 (STP)                                        207,900
            190,000  NEXTEL Communications, Inc. sr. notes 12s, 2008                                               207,575
            590,000  NEXTEL Communications, Inc. sr. notes 9 3/8s, 2009                                            570,825
            110,000  Nextel Partners, Inc. 144A sr. notes 11s, 2010                                                110,000
             30,000  Price Communications Wireless, Inc. 144A sr. notes
                       9 1/8s, 2006                                                                                 30,000
            130,000  US Unwired, Inc. sr. disc. notes stepped-coupon zero %
                       (13 3/8s, 11/1/04), 2009 (STP)                                                               75,075
                                                                                                            --------------
                                                                                                                 1,949,170

Chemicals (1.2%)
--------------------------------------------------------------------------------------------------------------------------
             70,000  Geo Specialty Chemicals, Inc. sr. sub. notes
                       10 1/8s, 2008                                                                                59,500
             90,000  Georgia Gulf Corp. 144A sr. sub. notes 10 3/8s, 2007                                           92,475
             30,000  Huntsman Corp. 144A sr. sub. notes 9 1/2s, 2007                                                28,350
             90,000  Huntsman Corp. 144A sr. sub. notes FRN 9.38s, 2007                                             83,700
            330,000  Huntsman ICI Chemicals Inc. 144A sr. sub. notes
                       10 1/8s, 2009                                                                               328,350
            100,000  Lyondell Petrochemical Co. sr. sub. notes
                       10 7/8s, 2009                                                                                94,500
            300,000  Lyondell Petrochemical Co. sec. notes Ser. B,
                       9 7/8s, 2007                                                                                288,000
            200,000  PCI Chemicals & Pharmaceuticals company guaranty
                       9 1/4s, 2007 (India)                                                                        164,000
            100,000  Pioneer Americas Acquisition 144A sr. notes 9 1/4s, 2007                                       86,000
            140,791  Polytama International notes 11 1/4s, 2007 (Indonesia)                                         16,895
             80,000  Royster-Clark Inc. 144A 1st mtge 10 1/4s, 2009                                                 71,200
             75,000  Sterling Chemicals Holdings sr. disc. notes stepped-coupon
                       zero % (13 1/2s, 8/15/01), 2008 (STP)                                                        24,750
             95,000  Trikem S.A. 144A bonds 10 5/8s, 2007 (Brazil)                                                  75,050
                                                                                                            --------------
                                                                                                                 1,412,770

Computer Services and Software (0.7%)
--------------------------------------------------------------------------------------------------------------------------
             35,000  Concentric Network Corp. sr. notes 12 3/4s, 2007                                               37,713
            130,000  Globix Corp. 144A sr. notes 12 1/2s, 2010                                                     129,025
            110,000  Interact Operating Co. notes 14s, 2003                                                         33,000
            100,000  PSINet, Inc. sr. notes 11 1/2s, 2008                                                          101,000
            130,000  PSINet, Inc. sr. notes 11s, 2009                                                              132,600
             55,000  PSINet, Inc. 144A sr. notes 10 1/2s, 2006                                                      54,175
            240,000  Unisys Corp. sr. notes 11 3/4s, 2004                                                          259,200
             60,000  Verio Inc. sr. notes 11 1/4s, 2008                                                             60,900
                                                                                                            --------------
                                                                                                                   807,613

Conglomerates (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            120,000  Axia, Inc. company guaranty 10 3/4s, 2008                                                     102,000
            170,000  Cathay International Ltd. 144A sr. notes 13s, 2008 (China)                                     85,000
                                                                                                            --------------
                                                                                                                   187,000

Consumer Durable Goods (0.3%)
--------------------------------------------------------------------------------------------------------------------------
             90,000  Albecca, Inc. company guaranty 10 3/4s, 2008                                                   71,775
             30,000  Iron Age Corp. company guaranty 9 7/8s, 2008                                                   21,600
            300,000  Samsonite Corp. sr. sub. notes 10 3/4s, 2008                                                  252,000
             50,000  Sealy Mattress Co. sr. sub. notes Ser. B, 9 7/8s, 2007                                         49,000
                                                                                                            --------------
                                                                                                                   394,375

Consumer Services (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            190,000  Coinmach Corp. sr. notes Ser. D, 11 3/4s, 2005                                                192,850

Cosmetics (0.2%)
--------------------------------------------------------------------------------------------------------------------------
             30,000  French Fragrances, Inc. company guaranty Ser. D,
                       10 3/8s, 2007                                                                                28,800
             40,000  French Fragrances, Inc. sr. notes Ser. B, 10 3/8s, 2007                                        38,000
             60,000  Revlon Consumer Products sr. notes 9s, 2006                                                    42,900
            250,000  Revlon Consumer Products sr. notes 8 1/8s, 2006                                               177,500
                                                                                                            --------------
                                                                                                                   287,200

Electric Utilities (1.9%)
--------------------------------------------------------------------------------------------------------------------------
             90,000  AES China Generating Co. sr. notes 10 1/8s,
                       2006 (China)                                                                                 63,000
             40,000  Applied Power Inc. sr. sub. notes 8 3/4s, 2009                                                 41,000
             40,000  Calpine Corp. sr. notes 7 7/8s, 2008                                                           38,364
            420,000  Calpine Corp. sr. notes 7 3/4s, 2009                                                          396,900
            180,000  CMS Energy Corp. sr. notes Ser. B, 6 3/4s, 2004                                               167,850
            940,000  Midland Funding II Corp. deb. Ser. A, 11 3/4s, 2005                                         1,006,195
            175,541  Northeast Utilities System notes Ser. A, 8.58s, 2006                                          175,045
            350,000  Panda Global Energy Co. company guaranty 12 1/2s,
                       2004 (China)                                                                                175,000
            150,000  York Power Funding 144A notes 12s, 2007
                       (Cayman Islands)                                                                            154,500
                                                                                                            --------------
                                                                                                                 2,217,854

Electronics (0.6%)
--------------------------------------------------------------------------------------------------------------------------
             35,000  Celestica International Ltd. 144A sr. sub. notes
                       10 1/2s, 2006 (Canada)                                                                       35,700
             80,000  DII Group, Inc. (The) sr. sub. notes 8 1/2s, 2007                                              78,400
             85,000  Flextronics International Ltd. sr. sub. notes Ser. B,
                       8 3/4s, 2007                                                                                 81,175
             20,000  HCC Industries, Inc. company guaranty 10 3/4s, 2007                                            11,400
             30,000  Metromedia Fiber Network, Inc. sr. notes 10s, 2009                                             29,550
            180,000  Metromedia Fiber Network, Inc. sr. notes Ser. B, 10s, 2008                                    177,300
            130,000  Moog, Inc. sr. sub. notes Ser. B, 10s, 2006                                                   131,950
            155,000  Viasystems, Inc. sr. sub notes 9 3/4s, 2007                                                   120,900
                                                                                                            --------------
                                                                                                                   666,375

Electronics and Electrical Equipment (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            170,000  Argo-Tech Corp. company guaranty Ser. D, 8 5/8s, 2007                                         145,350

Entertainment (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            190,000  ITT Corp. notes 6 3/4s, 2005                                                                  167,234
            190,000  Premier Parks, Inc. sr. notes 9 1/4s, 2006                                                    178,600
             50,000  Regal Cinemas, Inc. sr. sub. notes 9 1/2s, 2008                                                32,500
             80,000  SFX Entertainment, Inc. 144A company guaranty
                       Ser. B, 9 1/8s, 2008                                                                         75,200
            100,000  Silver Cinemas, Inc. sr. sub. notes 10 1/2s, 2005                                              32,500
                                                                                                            --------------
                                                                                                                   486,034

Environmental Control (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            360,000  Allied Waste Industries, Inc. company guaranty
                       Ser. B, 10s, 2009                                                                           293,400
            140,000  Allied Waste Industries, Inc. company guaranty
                       Ser. B, 7 7/8s, 2009                                                                        117,950
            250,000  Waste Management, Inc. company guaranty 6 7/8s, 2009                                          212,100
                                                                                                            --------------
                                                                                                                   623,450

Financial Services (0.9%)
--------------------------------------------------------------------------------------------------------------------------
            165,000  Aames Financial Corp. sr. notes 9 1/8s, 2003                                                   99,000
            250,000  Advanta Corp. med. term notes Ser. B, 7s, 2001                                                234,058
             50,000  AMRESCO, Inc. sr. sub. notes Ser. 98-A, 9 7/8s, 2005                                           35,000
             40,000  Cellco Finance Corp. NV sr. sub. notes 15s, 2005
                       (Netherlands)                                                                                43,900
             90,000  Cellco Finance Corp. NV 144A sr. notes 12 3/4s, 2005
                       (Netherlands)                                                                                95,400
            100,000  Colonial Capital II 144A company guaranty 8.92s, 2027                                          90,823
            120,000  Contifinancial Corp. sr. notes 8 3/8s, 2003                                                    10,800
            110,000  Contifinancial Corp. sr. notes 8 1/8s, 2008                                                     9,900
             90,000  Contifinancial Corp. sr. notes 7 1/2s, 2002                                                     7,875
             80,000  Delta Financial Corp. sr. notes 9 1/2s, 2004                                                   52,000
             75,000  Imperial Credit Capital Trust I 144A company guaranty
                       10 1/4s, 2002                                                                                58,125
             45,000  Imperial Credit Industries, Inc. sr. notes 9 7/8s, 2007                                        34,200
             40,000  Nationwide Credit Inc. sr. notes Ser. A, 10 1/4s, 2008                                         29,200
            140,000  RBF Finance Co. company guaranty 11 3/8s, 2009                                                148,400
             20,000  RBF Finance Co. company guaranty 11s, 2006                                                     20,800
            100,000  Resource America Inc. 144A sr. notes 12s, 2004                                                 79,000
                                                                                                            --------------
                                                                                                                 1,048,481

Food and Beverages (0.4%)
--------------------------------------------------------------------------------------------------------------------------
             25,000  Aurora Foods, Inc. sr. sub. notes Ser. B, 9 7/8s, 2007                                         13,750
            120,000  Aurora Foods, Inc. 144A ser. sub. notes Ser. D,
                       9 7/8s, 2007                                                                                 66,000
             80,000  Eagle Family Foods company guaranty Ser. B,
                       8 3/4s, 2008                                                                                 63,600
            160,000  RAB Enterprises, Inc. company guaranty
                       10 1/2s, 2005                                                                               110,400
            114,000  Triarc Consumer Products, Inc. company guaranty
                       10 1/4s, 2009                                                                               109,155
            135,000  Vlassic Foods Intl. Inc. sr. sub notes Ser. B, 10 1/4s, 2009                                   76,950
                                                                                                            --------------
                                                                                                                   439,855

Gaming (1.3%)
--------------------------------------------------------------------------------------------------------------------------
             90,000  Argosy Gaming Co. company guaranty 10 3/4s, 2009                                               92,700
            110,000  Boyd Gaming Corp. sr. sub. notes 9 1/2s, 2007                                                 103,400
            190,000  Fitzgeralds Gaming Corp. company guaranty Ser. B,
                       12 1/4s, 2004 (In default) (NON)                                                             96,900
             50,000  Harrahs Entertainment, Inc. company guaranty
                       7 1/2s, 2009                                                                                 47,017
            250,000  Hollywood Casino Corp. company guaranty
                       11 1/4s, 2007                                                                               258,125
             60,000  Hollywood Park, Inc. company guaranty Ser. B,
                       9 1/4s, 2007                                                                                 57,750
             70,000  Horseshoe Gaming Holdings company guaranty
                       8 5/8s, 2009                                                                                 64,400
             60,000  Isle of Capri Black Hawk LLC 144A 1st mortgage
                       Ser. B, 13s, 2004                                                                            65,400
            100,000  Mohegan Tribal Gaming, Auth. sr. sub. notes 8 3/4s, 2009                                       95,750
             90,000  Park Place Entertainment sr. notes 8 1/2s, 2006                                                86,730
             60,000  Riviera Black Hawk, Inc. 1st mtge. 13s, 2005                                                   64,200
            210,000  Trump A.C. 1st mtge. 11 1/4s, 2006                                                            143,850
            340,000  Trump Castle Funding 144A sub. notes 10 1/4s, 2003                                            343,400
             50,000  Venetian Casino company guaranty 12 1/4s, 2004                                                 45,500
                                                                                                            --------------
                                                                                                                 1,565,122

Health Care (0.6%)
--------------------------------------------------------------------------------------------------------------------------
             40,000  Bio-Rad Labs Corp. 144A sr. sub. notes 11 5/8s, 2007                                           40,450
             30,000  Columbia/HCA Healthcare Corp. deb. 8.36s, 2024                                                 26,775
             90,000  Columbia/HCA Healthcare Corp. notes 7 1/4s, 2008                                               78,975
            235,000  Conmed Corp. company guaranty 9s, 2008                                                        216,200
            110,000  Hudson Respiratory Care, Inc. sr. sub. notes 9 1/8s, 2008                                      88,000
             90,000  Integrated Health Services, Inc. sr. sub. notes Ser. A,
                       9 1/2s, 2007 (In default) (NON)                                                               1,800
             60,000  Integrated Health Services, Inc. sr. sub. notes Ser. A,
                       9 1/4s, 2008 (In default) (NON)                                                               1,200
            160,000  Mariner Post-Acute Network, Inc. sr. sub. notes Ser. B, stepped-coupon zero % (10 1/2s, 11/1/02), 2007
                       (In default) (NON) (STP)                                                                        800
            255,000  Multicare Cos., Inc. sr. sub. notes 9s, 2007                                                   38,250
            140,000  Paracelsus Healthcare sr. sub. notes 10s, 2006                                                 57,400
            150,000  Sun Healthcare Group, Inc. sr. sub. notes Ser. B,
                       9 1/2s, 2007 (In default) (NON)                                                               3,000
             60,000  Sun Healthcare Group, Inc. 144A sr. sub. notes
                       9 3/8s, 2008 (In default) (NON)                                                               1,200
            100,000  Tenet Healthcare Corp. sr. notes 8 5/8s, 2003                                                  98,500
             80,000  Tenet Healthcare Corp. sr. notes Ser. B, 8 1/8s, 2008                                          73,600
                                                                                                            --------------
                                                                                                                   726,150

Hospital Management and Medical Services (0.1%)
--------------------------------------------------------------------------------------------------------------------------
             70,000  Triad Hospitals Holdings company guaranty
                       Ser. B, 11s, 2009                                                                            71,575

Insurance and Finance (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            150,000  GS Escrow Corp. sr. notes 7 1/8s, 2005                                                        134,133

Lodging (0.4%)
--------------------------------------------------------------------------------------------------------------------------
             80,000  Epic Resorts LLC company guaranty Ser. B, 13s, 2005                                            58,400
            220,000  HMH Properties, Inc. company guaranty Ser. B,
                       7 7/8s, 2008                                                                                190,850
             40,000  Host Marriott L.P. sr. notes Ser. E, 8 3/8s, 2006                                              36,900
            125,000  Prime Hospitality Corp. sub. notes 9 3/4s, 2007                                               119,688
                                                                                                            --------------
                                                                                                                   405,838

Manufacturing (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            150,000  Blount, Inc. company guaranty 13s, 2009                                                       158,250
             90,000  Insilco Holding Co. sr. disc. notes stepped-coupon zero %
                       (14s, 8/15/03), 2008 (STP)                                                                   43,200
                                                                                                            --------------
                                                                                                                   201,450

Medical Supplies and Devices (--%)
--------------------------------------------------------------------------------------------------------------------------
             90,000  Mediq, Inc. deb. stepped-coupon zero %
                       (13s, 6/1/03), 2009 (STP)                                                                     4,500
             80,000  Mediq, Inc. company guaranty 11s, 2008                                                          8,000
                                                                                                            --------------
                                                                                                                    12,500

Metals and Mining (0.2%)
--------------------------------------------------------------------------------------------------------------------------
             64,000  Anker Coal Group, Inc. 144A sec. notes 14 1/4s, 2007 (PIK)                                     46,720
             85,000  Continental Global Group sr. notes Ser. B, 11s, 2007                                           41,650
             75,000  Kaiser Aluminum & Chemical Corp. sr. sub. notes
                       12 3/4s, 2003                                                                                73,688
            120,000  Lodestar Holdings, Inc. company guaranty 11 1/2s, 2005                                         36,000
             90,000  WHX Corp. sr. notes 10 1/2s, 2005                                                              84,825
                                                                                                            --------------
                                                                                                                   282,883

Motion Picture Distribution (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            190,000  AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2009                                           146,300
             70,000  Cinemark USA, Inc. sr. sub. notes 8 1/2s, 2008 (Mexico)                                        56,700
            351,000  Diva Systems Corp. sr. disc. notes Ser. B, stepped-coupon
                       zero % (12 5/8s, 3/1/03), 2008 (STP)                                                        186,030
            115,000  United Artists Theatre sr. sub. notes 9 3/4s, 2008                                              9,200
                                                                                                            --------------
                                                                                                                   398,230

Oil and Gas (0.8%)
--------------------------------------------------------------------------------------------------------------------------
            170,000  Belco Oil & Gas Corp. company guaranty
                       Ser. B, 10 1/2s, 2006                                                                       174,250
             95,000  Benton Oil & Gas Co. sr. notes 9 3/8s, 2007                                                    56,763
             70,000  Gulf Canada Resources, Ltd. sr. notes 8 3/8s, 2005
                       (Canada)                                                                                     68,250
             80,000  HS Resources, Inc. sr. sub. notes Ser. B, 9 1/4s, 2006                                         76,800
             40,000  Leviathan Gas Corp. company guaranty Ser. B,
                       10 3/8s, 2009                                                                                40,800
             80,000  Ocean Energy, Inc. company guaranty Ser. B,
                       8 7/8s, 2007                                                                                 78,000
            100,000  Ocean Energy, Inc. company guaranty Ser. B,
                       8 3/8s, 2008                                                                                 95,250
             90,000  R & B Falcon Corp. sr. notes 12 1/4s, 2006                                                     96,750
             60,000  RAM Energy Inc. sr. notes 11 1/2s, 2008                                                        28,800
             60,000  Seven Seas Petroleum sr. notes Ser. B, 12 1/2s, 2005                                           18,000
             40,000  Snyder Oil Corp. sr. sub. notes 8 3/4s, 2007                                                   39,600
            160,000  Vintage Petroleum sr. sub. notes 9 3/4s, 2009                                                 161,600
                                                                                                            --------------
                                                                                                                   934,863

Packaging and Containers (0.9%)
--------------------------------------------------------------------------------------------------------------------------
            200,000  AEP Industries, Inc. sr. sub. notes 9 7/8s, 2007                                              176,000
            160,000  Gaylord Container Corp. sr. sub. notes 9 7/8s, 2008                                           131,200
             80,000  Huntsman Packaging Corp. company guaranty
                       9 1/8s, 2007                                                                                 76,000
            105,000  Innova S De R.L. sr. notes 12 7/8s, 2007 (Mexico)                                              97,125
             20,000  Owens-Illinois, Inc. deb. 7.8s, 2018                                                           17,487
            150,000  Owens-Illinois, Inc. sr. notes 7.35s, 2008                                                    135,722
            110,000  Packaging Corp. company guaranty 9 5/8s, 2009                                                 110,275
             40,000  Radnor Holdings, Inc. sr. notes 10s, 2003                                                      37,000
            270,000  Riverwood International Corp. company guaranty
                       10 7/8s, 2008                                                                               258,525
                                                                                                            --------------
                                                                                                                 1,039,334

Paper and Forest Products (0.7%)
--------------------------------------------------------------------------------------------------------------------------
            155,000  APP Finance II Mauritius Ltd. bonds stepped-coupon
                       12s, (16s, 2/15/04), 2049 (Indonesia) (STP)                                                  97,650
             10,000  Boise Cascade Co. med. term notes Ser. A, 7.43s, 2005                                           9,421
             90,000  Indah Kiat Financial Mauritius Ltd. company guaranty
                       10s, 2007 (Indonesia)                                                                        61,200
            195,000  Pacifica Papers, Inc. sr. notes 10s, 2009 (Canada)                                            194,025
            255,000  Pindo Deli Finance Mauritius Ltd. company guaranty
                       10 3/4s, 2007 (Indonesia)                                                                   173,400
            200,000  Repap New Brunswick sr. notes 10 5/8s, 2005 (Canada)                                          185,000
             30,000  Republic Group, Inc. sr. sub. notes 9 1/2s, 2008                                               27,000
             60,000  Tembec Industries, Inc. company guaranty 8 5/8s,
                       2009 (Canada)                                                                                57,750
                                                                                                            --------------
                                                                                                                   805,446

Pharmaceuticals and Biotechnology (0.2%)
--------------------------------------------------------------------------------------------------------------------------
             40,000  Biovail Corp. International sr. notes 10 7/8s, 2005                                            45,200
            115,000  ICN Pharmaceuticals, Inc. 144A sr. notes 9 1/4s, 2005                                         109,538
             70,000  ICN Pharmaceuticals, Inc. 144A sr. notes 8 3/4s, 2008                                          64,750
                                                                                                            --------------
                                                                                                                   219,488

Publishing (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            150,000  Affinity Group Holdings sr. notes 11s, 2007                                                   138,000
             60,000  American Media Operation, Inc. sr. sub. notes
                       10 1/4s, 2009                                                                                59,550
            180,000  Garden State Newspapers, Inc. sr. sub. notes Ser. B,
                       8 3/4s, 2009                                                                                164,700
             60,000  Perry-Judd company guaranty 10 5/8s, 2007                                                      50,250
             35,012  Von Hoffman Press, Inc. 144A sr. sub. notes 13 1/2s, 2009                                      31,861
             40,000  Von Hoffman Press, Inc. 144A sr. sub. notes 10 3/8s, 2007                                      38,400
                                                                                                            --------------
                                                                                                                   482,761

Railroads (0.1%)
--------------------------------------------------------------------------------------------------------------------------
             25,000  MRS Logistica, S.A. bonds Ser. B, 10 5/8s, 2005 (Brazil)                                       21,500
            160,000  TFM S.A. de C.V. company guaranty stepped-coupon
                       zero % (11 3/4s, 6/15/02), 2009 (Mexico) (STP)                                              113,200
                                                                                                            --------------
                                                                                                                   134,700

REIT (Real Estate Investment Trust) (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            190,000  Tanger Properties Ltd. partnership gtd. notes
                       8 3/4s, 2001                                                                                188,102

Restaurants (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            100,000  FRD Acquisition Co. sr. notes Ser. B, 12 1/2s, 2004                                            60,000

Retail (0.6%)
--------------------------------------------------------------------------------------------------------------------------
            140,000  Home Interiors & Gifts, Inc. company guaranty
                       10 1/8s, 2008                                                                               116,200
            115,000  Kasper A.S.L. Ltd. sr. notes 12 3/4s, 2004                                                     74,750
            175,000  Mothers Work, Inc. sr. notes 12 5/8s, 2005                                                    169,750
             75,000  NBTY Inc. 144A sr. sub. notes 8 5/8s, 2007                                                     67,500
            160,000  North Atlantic Trading Co. company guaranty
                       Ser. B, 11s, 2004                                                                           152,800
            110,000  Zale Corp. sr. notes Ser. B, 8 1/2s, 2007                                                     106,150
                                                                                                            --------------
                                                                                                                   687,150

Satellite Services (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            125,000  Gloden Sky DBS, Inc. sr. disc. notes Ser. B, stepped-coupon
                       zero % (13 1/2s, 3/1/04), 2007 (STP)                                                         82,500
             75,000  Golden Sky Systems company guaranty Ser. B,
                       12 3/8s, 2006                                                                                82,875
             65,000  Satelites Mexicanos S.A. de C.V. 144A sr. notes
                       10 1/8s, 2004 (Mexico)                                                                       50,700
                                                                                                            --------------
                                                                                                                   216,075

Semiconductors (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            100,000  Amkor Technology, Inc. sr. notes 9 1/4s, 2006                                                  97,000
             40,000  Chippic Intl. Ltd. 144A company guaranty
                       12 3/4s, 2009                                                                                42,000
            140,000  Fairchild Semiconductor Corp. sr. sub. notes
                       10 1/8s, 2007                                                                               137,900
             90,000  Zilog, Inc. company guaranty Ser. B, 9 1/2s, 2005                                              81,900
                                                                                                            --------------
                                                                                                                   358,800

Shipping (0.2%)
--------------------------------------------------------------------------------------------------------------------------
             40,000  International Shipholding Corp. sr. notes 7 3/4s, 2007                                         35,600
            105,000  Johnstown America Industries, Inc. company guaranty
                       Ser. C, 11 3/4s, 2005                                                                       113,138
             30,000  Transportacion Maritima Mexicana S.A. de C.V. notes
                       9 1/4s, 2003                                                                                 26,250
                                                                                                            --------------
                                                                                                                   174,988

Specialty Consumer Products (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            105,000  Decora Industries, Inc. sr. sec. notes Ser. B, 11s, 2005                                       55,650

Steel (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            250,000  AK Steel Corp. company guaranty 7 7/8s, 2009                                                  226,250
             40,000  Armco, Inc. sr. notes 8 7/8s, 2008                                                             38,800
            190,000  LTV Corp. sr. notes 11 3/4s, 2009                                                             193,800
             80,000  National Steel Corp. 1st mtge. Ser. D, 9 7/8s, 2009                                            79,200
            100,000  Wheeling-Pittsburgh Steel Corp. sr. notes 9 1/4s, 2007                                         93,750
                                                                                                            --------------
                                                                                                                   631,800

Telecommunications (6.0%)
--------------------------------------------------------------------------------------------------------------------------
            325,000  21st Century Telecom Group sub. deb. 13 3/4s, 2010 (PIK)                                      292,500
             80,000  Alaska Communications Systems Corp. company
                       guaranty 9 3/8s, 2009                                                                        74,600
             80,000  Bestel S.A. de C.V. sr. disc. notes stepped-coupon zero %
                       (12 3/4s, 5/15/03), 2005 (Mexico) (STP)                                                      61,600
             80,000  Birch Telecommunications, Inc. sr. notes 14s, 2008                                             80,000
             50,000  Caprock Communications Corp. sr. notes 11 1/2s, 2009                                           51,000
             30,000  CapRock Communications Corp. sr. notes Ser. B,
                       12s, 2008                                                                                    30,900
            120,000  Carrier1 Intl. S.A. sr. notes Ser. B, 13 1/4s, 2009
                       (Luxembourg)                                                                                126,000
            100,000  Colt Telecommunications Group PLC sr. disc. notes stepped-coupon zero %, (12s, 12/15/01), 2006
                       (United Kingdom) (STP)                                                                       89,000
             90,000  Covad Communications Group, Inc. sr. notes
                       12 1/2s, 2009                                                                                92,700
            125,000  Covad Communications Group, Inc. 144A sr. notes
                       12s, 2010                                                                                   124,063
            330,000  Echostar DBS Corp. sr. notes 9 3/8s, 2009                                                     322,575
             65,000  Esprit Telecom Group PLC sr. notes 11 1/2s, 2007
                       (United Kingdom)                                                                             62,400
             30,000  Exodus Communications, Inc. sr. notes 11 1/4s, 2008                                            30,600
            120,000  Exodus Communications, Inc. 144A sr. notes 10 3/4s, 2009                                      121,800
            420,000  Firstworld Communication Corp. sr. disc. notes
                       stepped-coupon zero % (13, 4/15/03), 2008 (STP)                                             214,200
            470,000  Global Crossing Holdings, Ltd. company guaranty
                       9 5/8s, 2008                                                                                458,250
             30,000  Globe Telecom, Inc. 144A sr. notes 13s, 2009 (Philippines)                                     33,225
             30,000  Hermes Europe Railtel 144A sr. notes 11 1/2s, 2007
                       (Netherlands)                                                                                30,000
            130,800  Hyperion Telecommunications Corp., Inc. sr. notes Ser. B,
                       12 1/4s, 2004                                                                               139,629
            615,000  ICG Services, Inc. sr. disc. notes stepped-coupon zero %
                       (9 7/8s, 5/1/03), 2008 (STP)                                                                352,088
            140,000  Intermedia Communications, Inc. sr. notes Ser. B,
                       8.6s, 2008                                                                                  127,750
            180,000  IPC Information Systems, Inc. sr. disc. notes stepped-coupon
                       zero % (10 7/8s, 11/1/01), 2008 (STP)                                                       156,600
            500,000  KMC Telecom Holdings, Inc. sr. disc. notes stepped-coupon
                       zero % (12 1/2s, 2/15/03), 2008 (STP)                                                       290,000
            225,000  Knology Holdings, Inc. sr. disc. notes stepped-coupon zero %
                       (11 7/8s, 10/15/02), 2007 (STP)                                                             146,250
             65,000  L-3 Communications Corp. sr. sub. notes Ser. B,
                       10 3/8s, 2007                                                                                65,325
            250,000  L-3 Communications Corp. sr. notes 9 1/8s, 2008                                               225,625
             50,000  L-3 Communications Corp. sr. sub. notes 8 1/2s, 2008                                           45,250
             40,000  L-3 Communications Corp. company guaranty Ser. B,
                       8s, 2008                                                                                     35,100
             10,000  Level 3 Communication, Inc. 144A sr. notes 11 1/4s, 2010                                        9,950
            160,000  Level 3 Communication, Inc. 144A sr. notes 11s, 2008                                          160,400
            140,000  Logix Communications Enterprises sr. notes 12 1/4s, 2008                                      101,500
            210,000  Madison River Capital 144A sr. notes 13 1/4s, 2010                                            206,850
            200,000  Microcell Telecommunications sr. disc. notes Ser. B, stepped-coupon zero % (14s, 12/1/01), 2006
                       (Canada) (STP)                                                                              180,000
             45,000  Netia Holdings B.V. 144A company guaranty
                       stepped-coupon zero % (11 1/4s, 11/1/01),
                       2007 (Poland) (STP)                                                                          31,613
             40,000  Netia Holdings B.V. 144A company guaranty 10 1/4s,
                       2007 (Poland)                                                                                35,300
             40,000  Nextlink Communications, Inc. 144A sr. notes
                       10 1/2s, 2009                                                                                39,500
            150,000  NorthEast Optic Network, Inc. sr. notes 12 3/4s, 2008                                         157,500
            100,000  NTL Communications Corp. sr. notes Ser. B, 11 1/2s, 2008                                      105,250
            160,000  Pathnet, Inc. sr. notes 12 1/4s, 2008                                                         105,600
            145,000  Qwest Communications International, Inc. sr. disc. notes
                       stepped-coupon zero % (9.47s, 10/15/02), 2007 (STP)                                         119,476
            100,000  Rhythms Netconnections Inc. 144A sr. notes 14s, 2010                                           98,500
             89,000  RSL Communications, Ltd. company guaranty
                       12 1/4s, 2006                                                                                90,113
             70,000  RSL Communications, Ltd. 144A 10 1/2s, 2008                                                    61,250
            110,000  RSL Communications, Ltd. company guaranty
                       9 1/8s, 2008                                                                                 88,000
             40,000  Spectrasite Holdings, Inc. sr. disc. notes stepped-coupon
                       zero % (11 1/4s, 4/15/04), 2009 (STP)                                                        23,200
             90,000  Startec Global Communications Corp. sr. notes 12s, 2008                                        75,150
             60,000  Telecommunications Techniques, Inc. company guaranty
                       9 3/4s, 2008                                                                                 54,750
             55,000  Telehub Communications Corp. company guaranty
                       stepped-coupon zero % (13 7/8s, 7/31/02), 2005 (STP)                                          2,750
            200,000  Time Warner Telecom Inc. sr. notes 9 3/4s, 2008                                               201,000
             90,000  Versatel Telecom B.V. sr. notes 13 1/4s, 2008 (Netherlands)                                    98,100
             40,000  Versatel Telecom B.V. sr. notes 13 1/4s, 2008 (Netherlands)                                    43,600
            120,000  Viatel, Inc. sr. disc. notes stepped-coupon zero %
                       (12 1/2s, 4/15/03), 2008 (STP)                                                               70,200
            164,000  Viatel, Inc. sr. notes 11 1/2s, 2009                                                          154,160
            220,000  Viatel, Inc. sr. notes 11 1/4s, 2008                                                          205,700
            250,000  Williams Communications Group, Inc. sr. notes
                       10 7/8s, 2009                                                                               254,375
            160,000  WinStar Communications, Inc. sr. sub. notes
                       stepped-coupon zero % (15s, 3/1/02), 2007 (STP)                                             236,800
            125,000  World Access, Inc. sr. notes Ser. B, 13 1/4s, 2008                                            113,594
                                                                                                            --------------
                                                                                                                 7,003,211

Telephone Services (1.0%)
--------------------------------------------------------------------------------------------------------------------------
            260,000  Alamosa PCS Holdings, Inc. company guaranty
                       stepped-coupon zero % (12 7/8s, 2/15/05), 2010 (STP)                                        137,800
            130,000  Allegiance Telecom, Inc. sr. disc. notes Ser. B, stepped-coupon
                       zero % (11 3/4s, 2/15/03), 2008 (STP)                                                        94,900
             30,000  Allegiance Telecom, Inc. sr. notes 12 7/8s, 2008                                               33,450
            210,000  BTI Telecom Corp. sr. notes 10 1/2s, 2007                                                     184,800
            175,000  Call-Net Enterprises, Inc. sr. disc. notes stepped-coupon
                       zero % (8.94s, 8/15/03), 2008 (Canada) (STP)                                                 84,656
             70,000  Call-Net Enterprises, Inc. sr. notes 8s, 2008 (Canada)                                         53,900
            170,000  Flag Ltd. 144A sr. notes 8 1/4s, 2008 (Bermuda)                                               153,000
            105,000  Globo Communicacoes 144A company guaranty
                       10 1/2s, 2006 (Brazil)                                                                       91,350
             20,000  Long Distance International, Inc. sr. notes 12 1/4s, 2008
                       (In default) (NON)                                                                           14,000
             45,000  Onepoint Communications, Inc. company guaranty
                       Ser. B, 14 1/2s, 2008                                                                        29,250
            250,000  Primus Telecommunications Group, Inc. sr. notes
                       12 3/4s, 2009                                                                               257,500
             30,000  RCN Corp. sr. disc. notes stepped-coupon zero %,
                       (11 1/8s, 10/15/02), 2007 (STP)                                                              19,950
             45,000  Transtel S.A. pass through certificates 12 1/2s, 2007                                          26,100
             50,000  US Xchange LLC sr. notes 15s, 2008                                                             30,000
                                                                                                            --------------
                                                                                                                 1,210,656

Textiles (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            245,000  Day International Group, Inc. company guaranty
                       9 1/2s, 2008                                                                                200,900
            120,000  Galey & Lord, Inc. company guaranty 9 1/8s, 2008                                               36,600
             70,000  Polymer Group, Inc. company guaranty Ser. B, 9s, 2007                                          65,800
             40,000  Polymer Group, Inc. company guaranty Ser. B, 8 3/4s, 2008                                      37,100
                                                                                                            --------------
                                                                                                                   340,400

Transportation (--%)
--------------------------------------------------------------------------------------------------------------------------
             60,000  Kitty Hawk, Inc. company guaranty 9.95s, 2004                                                  57,150

Wireless Communications (0.4%)
--------------------------------------------------------------------------------------------------------------------------
             85,000  Neuvo Grupo Iusacell S.A. 144A sr. notes
                       14 1/4s, 2006 (Mexico)                                                                       93,383
            100,000  Orbital Imaging Corp. sr. notes Ser. B, 11 5/8s, 2005                                          70,000
             55,000  Paging Network Do Brasil sr. notes 13 1/2s, 2005 (Brazil)                                       6,050
            110,000  Telecorp PCS Inc. company guaranty stepped-coupon
                       zero % (11 5/8s, 4/15/04), 2009 (STP)                                                        71,500
            250,000  Voicestream Wire Corp. 144A sr. notes 10 3/8s, 2009                                           258,750
                                                                                                            --------------
                                                                                                                   499,683
                                                                                                            --------------
                     Total Corporate Bonds and Notes (cost $43,878,943)                                     $   38,790,032

CONVERTIBLE PREFERRED STOCKS (13.9%) (a)
NUMBER OF SHARES                                                                                                     VALUE

Automotive (0.9%)
--------------------------------------------------------------------------------------------------------------------------
             35,000  Federal-Mogul Financial Trust $3.50 cum. cv. pfd.                                      $    1,032,500

Banking (0.6%)
--------------------------------------------------------------------------------------------------------------------------
             15,000  Sovereign Bancorp, Inc. $7.50 cv. pfd.                                                        716,250

Broadcasting (1.3%)
--------------------------------------------------------------------------------------------------------------------------
             50,000  Sinclair Broadcast Group, Inc. $3.00 cv. pfd.                                               1,487,500

Building Materials (0.3%)
--------------------------------------------------------------------------------------------------------------------------
             12,500  Owens Corning Capital LLC $3.25 cv. pfd.                                                      381,250

Electronics (0.6%)
--------------------------------------------------------------------------------------------------------------------------
                220  Interact Electronic $14.00 cv. pfd                                                                220
             10,000  Pioneer Standard Electronics, Inc. 144A $3.375 cv. pfd.                                       640,000
                                                                                                            --------------
                                                                                                                   640,220

Energy (0.5%)
--------------------------------------------------------------------------------------------------------------------------
             15,000  Evi, Inc. $2.50 cum. cv. pfd.                                                                 594,375

Engineering & Construction (0.8%)
--------------------------------------------------------------------------------------------------------------------------
             30,000  Txi Capital Trust I $2.75 cv. pfd.                                                            960,000

Health Care Services (0.8%)
--------------------------------------------------------------------------------------------------------------------------
             24,000  Caremark RX Capital Trust I 144A $3.50 cv. pfd.                                               924,000

Medical Technology (1.2%)
--------------------------------------------------------------------------------------------------------------------------
             45,000  Owens & Minor Trust I 144A Ser. A, $2.688 cum. cv. pfd.                                     1,451,250

Metals (1.9%)
--------------------------------------------------------------------------------------------------------------------------
             60,000  Freeport-McMoRan Copper Co., Inc. $1.75 cv. pfd.                                              937,500
                600  LTV Corp. (The) 144A $4.13 cv. pfd.                                                            30,900
             20,000  Titanium Metals Corp. $3.313 cv. pfd.                                                         227,500
             28,000  USX Capital Trust I $3.375 cum. cv. pfd.                                                    1,001,000
                                                                                                            --------------
                                                                                                                 2,196,900

Oil & Gas (1.1%)
--------------------------------------------------------------------------------------------------------------------------
                590  Chesapeake Energy Corp. $3.50 cum. cv. pfd.                                                    21,830
             45,000  Lomack Financing Trust 144A $2.875 cv. pfd.                                                   765,000
             10,000  Tosco Financing Trust $2.875 cv. pfd.                                                         465,000
                                                                                                            --------------
                                                                                                                 1,251,830

Retail (0.9%)
--------------------------------------------------------------------------------------------------------------------------
             25,000  K mart Financing I $3.875 cum. cv. pfd.                                                     1,015,625

Technology Services (0.6%)
--------------------------------------------------------------------------------------------------------------------------
             60,000  Vanstar Financial Trust Corp. $3.375 cv. pfd.                                                 697,500

Telecommunications (1.7%)
--------------------------------------------------------------------------------------------------------------------------
             50,000  Intermedia Communications, Inc. Ser. F, $7.00 cv. pfd.                                      2,031,250

Textiles (0.7%)
--------------------------------------------------------------------------------------------------------------------------
             29,000  Designer Finance $3.00 cum. cv. pfd.                                                          790,250
                                                                                                            --------------
                     Total Convertible Preferred Stocks (cost $19,475,717)                                  $   16,170,700

PREFERRED STOCKS (1.9%) (a)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
              2,926  AmeriKing, Inc. $3.25 pfd. (PIK)                                                       $       32,186
              3,115  Chevy Chase Capital Corp. Ser. A, $5.188 pfd. (PIK)                                           165,095
                894  Citadel Broadcasting Inc. 144A $13.25 cum. pfd. (PIK)                                          99,905
                 71  Concentric Network Corp. Ser. B, 13.50% pfd. (PIK)                                             72,287
              3,605  CSC Holdings, Inc. Ser. M, $11.125 cum. pfd. (PIK)                                            390,241
                119  Dobson Communications Corp. 13.00% pfd.                                                       129,115
                111  Dobson Communications Corp. 144A 12.25%
                       pfd. (PIK)                                                                                  111,000
              4,700  Fitzgeralds Gaming $3.75 cum. pfd.                                                                 47
                130  Fresenius Medical Capital Trust I Ser. D, $9.00 company
                       guaranty, pfd. (Germany)                                                                    125,775
                140  Fresenius Medical Capital Trust II $7.875 company
                       guaranty, pfd. (Germany)                                                                    126,350
              2,364  Lady Luck Gaming Corp. $11.25 pfd.                                                            122,928
                 99  NEXTEL Communications, Inc. Ser. D, 13.00%
                       cum. pfd. (PIK)                                                                             104,940
                135  Nextlink Communications, Inc. 144A $7.00
                       cum. pfd. (PIK)                                                                               7,020
                423  Packaging Corp. of America $12.375 pfd. (PIK)                                                  49,385
                 21  Paxson Communications Corp. 13.25% cum. pfd. (PIK)                                            215,250
                 87  R&B Falcon Corp. 13.875% pfd.                                                                  89,610
                130  Rural Cellular Corp. 12.25% pfd. (PIK)                                                        130,325
                165  WinStar Communications, Inc. 144A 14.25%
                       cum. pfd. (PIK)                                                                             189,750
                                                                                                            --------------
                     Total Preferred Stocks (cost $2,237,117)                                               $    2,161,209

COMMON STOCKS (0.6%) (a)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
                 50  AmeriKing, Inc. (NON)                                                                  $          500
              1,200  AMFM, Inc. (NON)                                                                               73,650
             25,470  Celcaribe (NON)                                                                                 9,551
             35,772  Celcaribe S.A. 144A (Colombia) (NON)                                                           62,601
              9,047  Fitzgerald Gaming Corp. (NON)                                                                   2,262
              1,885  IFINT Diversified Holdings 144A (NON)                                                           3,770
              2,391  Lady Luck Gaming Corp. (NON)                                                                   27,945
                728  MGC Communications, Inc. (NON)                                                                 50,232
                 73  Mothers Work, Inc. (NON)                                                                          830
                 55  Paging Do Brazil Holdings Co., LLC 144A
                       Class B, (Brazil) (NON)                                                                           1
                144  Premium Holdings (L.P.) 144A (NON)                                                              1,436
             33,430  PSF Holdings LLC Class A (NON)                                                                334,300
              2,200  Spanish Broadcasting Systems (NON)                                                             33,660
              3,750  Specialty Foods Acquisition Corp. (NON)                                                            38
                795  Viatel, Inc. (NON)                                                                             44,768
                162  WinStar Communications. Inc. (NON)                                                             12,535
                                                                                                            --------------
                     Total Common Stocks (cost $1,276,235)                                                  $      658,079

WARRANTS (0.4%) (a) (NON)                                                                       EXPIRATION
NUMBER OF WARRANTS                                                                              DATE                 VALUE
--------------------------------------------------------------------------------------------------------------------------
                250  21st Century Telecom Group 144A                                            2/15/10     $        6,875
                 80  Bestel S.A. (Mexico)                                                       5/15/05              9,600
                 80  Birch Telecommunications, Inc. 144A (PIK)                                  6/15/08              4,400
                721  Cellnet Data Systems, Inc.                                                 10/1/07              3,605
                 90  Club Regina, Inc. 144A                                                     12/1/04                  1
                500  Comunicacion Cellular 144A (Colombia)                                      11/15/03             5,000
              1,417  Consorcio Ecuatoriano 144A (Ecuador)                                       10/1/00                142
                210  Decrane Holdings                                                           9/30/08                  2
                195  Diva Systems Corp.                                                         5/15/06             78,000
              1,053  Diva Systems Corp.                                                         3/1/08               8,424
                 80  Epic Resorts                                                               6/15/05                  1
                 95  Esat Holdings, Inc. (Ireland)                                              2/1/07              21,375
                420  Firstworld Communication                                                   4/15/08             84,000
              1,617  ICG Communications                                                         10/15/05            28,295
                 90  Insilco Holding Co.                                                        8/15/08                315
                220  Interact Systems, Inc.                                                     8/1/03                   2
                220  Interact Systems, Inc. 144A                                                12/15/09                 2
                105  International Wireless Communications
                       Holdings 144A                                                            8/15/01                  0
                175  Iridium World Com 144A                                                     7/15/05                  0
                210  KMC Telecom Holdings, Inc.                                                 4/15/08                735
                245  Knology Holdings                                                           10/22/07               551
                 20  Long Distance International, Inc. 144A                                     4/13/08                 25
                160  McCaw International Ltd.                                                   4/15/07                720
                 90  Mediq Inc. 144A                                                            6/1/09                   1
                120  Network Plus Corp.                                                         2/19/09             78,000
                 45  Onepoint Communications, Inc.                                              6/1/08                 450
                100  Orbital Imaging Corp. 144A                                                 3/1/05               2,000
                160  Pathnet, Inc. 144A                                                         4/15/08              1,600
                 80  R&B Falcon Corp. 144A                                                      5/1/09              22,000
                350  Signature Brands Ltd.                                                      8/15/02              7,000
                 90  Startec Global Communications Corp.                                        5/15/08              1,620
                 75  Sterling Chemicals Holdings                                                8/15/08              1,350
                 55  Telehub Communications Corp.                                               7/31/05                 28
                520  UIH Australia/Pacific, Inc. 144A                                           5/15/06             15,600
                130  Versatel Telecom B.V. 144A (Netherlands)                                   5/15/08            101,400
             20,520  Wright Medical Technology, Inc. 144A                                       6/30/03                  0
                                                                                                            --------------
                     Total Warrants (cost $157,320)                                                         $      483,119

UNITS (0.2%) (a)
NUMBER OF UNITS                                                                                                      VALUE
--------------------------------------------------------------------------------------------------------------------------
                250  Australis Media, Ltd. units stepped-coupon zero %
                       (15 3/4s, 5/15/00), 2003 (In default) (Australia) (NON) (STP)                        $           25
                150  Equinix, Inc. 144A units 13s, 2007                                                            154,500
                100  Leap Wireless 144A units 12 1/2s, 2010                                                        101,500
                210  XCL Ltd. units sr. sec. notes 13 1/2s, 2004 (In default) (NON)                                 21,000
                600  XCL Ltd. 144A units cum. pfd. 9.50%, 2006 (PIK)                                                   600
                115  XCL Ltd 144A Ser. A, units cum. cv. pfd. 9.50%, 2006 (PIK)                                        115
                                                                                                            --------------
                     Total Units (cost $771,997)                                                            $      277,740
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $121,378,049) (b)                                              $  115,327,984
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $116,100,273.

  (b) The aggregate identified cost on a tax basis is $121,871,294, resulting in gross unrealized appreciation and depreciation of $10,369,415 and $16,912,725 respectively, or net unrealized depreciation of $6,543,310.

(NON) Non-income-producing security.

(STP) The interest or dividend rate and date shown parenthetically represent the new interest or dividend rate to be paid and the date the fund will begin receiving interest or dividend income at this rate.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      The rates shown on Floating Rate Notes (FRN) are the current interest rates shown at February 29, 2000, which are subject to change based on the terms of the security.

      The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
February 29, 2000 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $121,378,049) (Note 1)                                            $115,327,984
-----------------------------------------------------------------------------------------------
Cash                                                                                     43,374
-----------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                             1,993,154
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                          345,950
-----------------------------------------------------------------------------------------------
Total assets                                                                        117,710,462

Liabilities
-----------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                   966,363
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                        352,252
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                            206,286
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                               24,772
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            15,265
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              1,039
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                   44,212
-----------------------------------------------------------------------------------------------
Total liabilities                                                                     1,610,189
-----------------------------------------------------------------------------------------------
Net assets                                                                         $116,100,273

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Note 1)                                                           $128,444,236
-----------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                          1,095,219
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                                (7,389,117)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                           (6,050,065)
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                         $116,100,273

Computation of net asset value
-----------------------------------------------------------------------------------------------
Net asset value per share ($116,100,273 divided by 13,683,315 shares)                     $8.48
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended February 29, 2000 (Unaudited)
Investment income:
-----------------------------------------------------------------------------------------------
Interest income                                                                      $4,911,569
-----------------------------------------------------------------------------------------------
Dividends                                                                               873,160
-----------------------------------------------------------------------------------------------
Total investment income                                                               5,784,729

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                        414,003
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                           91,160
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                         7,488
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                          3,198
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                   9,720
-----------------------------------------------------------------------------------------------
Auditing                                                                                 30,088
-----------------------------------------------------------------------------------------------
Legal                                                                                     9,133
-----------------------------------------------------------------------------------------------
Postage                                                                                   7,052
-----------------------------------------------------------------------------------------------
Exchange listing fees                                                                    24,715
-----------------------------------------------------------------------------------------------
Other                                                                                     6,227
-----------------------------------------------------------------------------------------------
Total expenses                                                                          602,784
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                               (2,749)
-----------------------------------------------------------------------------------------------
Net expenses                                                                            600,035
-----------------------------------------------------------------------------------------------
Net investment income                                                                 5,184,694
-----------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                       (573,540)
-----------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                                          (4,939)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                          3,458,805
-----------------------------------------------------------------------------------------------
Net gain on investments                                                               2,880,326
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                 $8,065,020
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                               Six months ended      Year ended
                                                                                    February 29       August 31
                                                                                          2000*            1999
---------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                             $   5,184,694    $ 11,187,772
---------------------------------------------------------------------------------------------------------------
Net realized loss on investments                                                       (578,479)     (6,660,169)
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                            3,458,805       2,151,231
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                  8,065,020       6,678,834
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income                                                         (5,826,179)    (11,015,483)
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments                                                      --      (2,461,525)
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions                                                285,888       1,180,572
---------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                               2,524,729      (5,617,602)

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                                 113,575,544     119,193,146
---------------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment
income of $1,095,219 and $1,736,704, respectively)                                 $116,100,273    $113,575,544
---------------------------------------------------------------------------------------------------------------

Number of fund shares
---------------------------------------------------------------------------------------------------------------
Shares outstanding at beginning of period                                            13,648,608      13,515,511
---------------------------------------------------------------------------------------------------------------
Shares issued in connection with
reinvestment of distributions                                                            34,707         133,097
---------------------------------------------------------------------------------------------------------------
Shares outstanding at end of period                                                  13,683,315      13,648,608
---------------------------------------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

----------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                   ended
Per-share                       February 29
operating performance           (Unaudited)                                 Year ended August 31
----------------------------------------------------------------------------------------------------------------------------------
                                    2000             1999           1998             1997             1996             1995
----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                $8.32            $8.82         $10.35            $9.48            $9.49            $9.13
----------------------------------------------------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------------------------------------------------
Net investment income                .38              .82            .90              .86              .88              .79
----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments           .21             (.33)         (1.20)             .92             (.04)             .42
----------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                .59              .49           (.30)            1.78              .84             1.21
----------------------------------------------------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.43)            (.81)          (.85)            (.85)            (.85)            (.85)
----------------------------------------------------------------------------------------------------------------------------------
From net realized
gains on investments                  --             (.18)          (.38)            (.06)              --               --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.43)            (.99)         (1.23)            (.91)            (.85)            (.85)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                      $8.48            $8.32          $8.82           $10.35            $9.48            $9.49
----------------------------------------------------------------------------------------------------------------------------------
Market price,
end of period                     $6.875           $8.813         $8.937          $10.562          $10.125          $10.000
----------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------------------------------------------------
Total return at
market price (%)(a)               (17.47)*          10.29          (4.74)           14.29            10.63            12.60
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  $116,100         $113,576       $119,193         $138,400         $125,864         $124,911
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .53*            1.11           1.13             1.03             1.06             1.00
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           4.60*            9.72           9.01             8.80             9.19             8.73
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             29.18*           78.62          59.13            58.88            56.82            61.19
----------------------------------------------------------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended August 31, 1996 and thereafter includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts. (Note 2).




Notes to financial statements
February 29, 2000 (Unaudited)

Note 1
Significant accounting policies

Putnam High Income Convertible and Bond Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The fund's primary investment objective is high current income; its secondary objective is capital appreciation. The fund invests in high-yielding convertible securities. The fund seeks to augment current income by investing in non-convertible securities, lower-rated, or non-rated debt securities, which are believed not to involve undue risk to income or principal.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by a pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Discounts on zero coupon bonds, original issue discount bonds, stepped-coupon bonds and payment-in-kind bonds are accreted according to the yield-to-maturity basis.

Any premium resulting from the purchase of stepped-coupon securities in excess of market value is amortized on a yield-to-maturity basis.

E) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At August 31, 1999, the fund had a capital loss carryover of approximately $6,120,000 available to offset future net capital gain, if any, which will expire on August 31, 2007.

G) Distributions to shareholders Distributions to shareholders are recorded by the fund on the ex-dividend date. At certain times, the fund may pay distributions at a level rate even though, as a result of market conditions or investment decisions, the fund may not achieve projected investment results for a given period. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services, is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.75% of the first $500 million of average weekly net assets, 0.65% of the next $500 million, 0.60% of the next $500 million, and 0.55% of any amount over $1.5 billion.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended February 29, 2000, fund expenses were reduced by $2,749 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $652 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

Note 3
Purchase and sales of securities

During the six months ended February 29, 2000, purchases and sales of investment securities other than short-term investments aggregated $34,230,356 and $32,066,248, respectively. There were no purchases and sales of U.S. government obligations.


The Putnam family of funds

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund [DBL. DAGGER]

Capital Opportunities Fund

Europe Growth Fund

Global Equity Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Century Growth Fund [DBL. DAGGER]

New Opportunities Fund [DBL. DAGGER]

OTC & Emerging Growth Fund

Research Fund

Tax Smart Equity Fund

Vista Fund

Voyager Fund

Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Small Cap Value Fund

Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Global Governmental Income Trust

High Yield Advantage Fund [DBL. DAGGER]

High Yield Trust [DBL. DAGGER]

High Yield Trust II

Income Fund

Intermediate U.S. Government Income Fund

Money Market Fund **

Preferred Income Fund

Strategic Income Fund *

U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund **

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK] **

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

 * Formerly Putnam Diversified Income Trust II

[DBL. DAGGER] Closed to new investors. Some exceptions may apply.
              Contact Putnam for details.

[SECTION MARK] Not available in all states.

** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Check your account balances and current performance at www.putnaminv.com.


Welcome to www.putnaminv.com

Now you can use your PC to get up-to-date information about your funds, learn more about investing and retirement planning, and access market news and economic outlooks from Putnam.

VISIT PUTNAM'S SITE ON THE WORLD WIDE WEB FOR:

* the benefits of investing with Putnam

* Putnam's money management philosophy

* complete fund information, daily pricing and long-term performance

* the latest on new funds and other Putnam news

You can also read Putnam economist Dr. Robert Goodman's commentary and Putnam's Capital Markets outlook, search for a particular fund by name or objective, use our glossary to decode investment terms . . . and much more.

The site can be accessed through any of the major online services (America Online, CompuServe, Prodigy) that offer web access. Of course, you can also access it via Netscape or Microsoft Internet Explorer, using an independent Internet service provider.

New features will be added to the site regularly. So be sure to bookmark us at http://www.putnaminv.com


Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Thomas V. Reilly
Vice President

Forrest Fontana
Vice President and Fund Manager

Rosemary H. Thomsen
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Edward T. Shadek, Jr.
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President

Call 1-800-225-1581 weekdays from 9 a.m. to 5 p.m. Eastern Time, or visit our Web site (www.putnaminv.com) any time for up-to-date information about the fund's NAV.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
BULK RATE
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminv.com


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